Expense Example {- Fidelity Canada Fund} - 10.31 Targeted International Funds Retail Combo PRO-16 - Fidelity Canada Fund - Fidelity Canada Fund	Dec. 30, 2020 USD ($)
Expense Example:
1 year	$ 90
3 years	281
5 years	488
10 years	$ 1,084